Discontinued Operations (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Jul. 01, 2019 ha
General Extract [Member]
Discontinued Operations (Details) [Line Items]
Membership interest acquired		100.00%
Area of land (in Hectares) | ha		13
Devco discontinued operations [Member]
Discontinued Operations (Details) [Line Items]
Discontinued operations non-cash impairment charges	$ 903
Discontinued operations depreciation expense	$ 368